Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	6 Months Ended
Jun. 30, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	3,412,812
Granted (in shares)	1,130,718
Dividends credited (in shares)	134,118
Settled (in shares)	(1,269,886)
Forfeited (in shares)	(35,204)
Outstanding, end of period (in shares)	3,372,558